Average Annual Total Returns - StrategicAdvisersFidelityEmergingMarketsFund-PRO - StrategicAdvisersFidelityEmergingMarketsFund-PRO - Strategic Advisers Fidelity Emerging Markets Fund	Jul. 29, 2023
Strategic Advisers Fidelity Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(22.47%)
Since Inception	3.98%
Strategic Advisers Fidelity Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.00%)
Since Inception	3.26%
Strategic Advisers Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.09%)
Since Inception	3.07%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Since Inception	2.98%	[1]

[1]	A From October 30, 2018 .